Financial instruments and risk management - Summary of Categories of Financial Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets [Line Items]
Financial assets	£ 68,550	£ 33,795	£ 26,812
Trade Receivables
Disclosure of Financial Assets [Line Items]
Financial assets	29,306	4
Cash and Cash Equivalents
Disclosure of Financial Assets [Line Items]
Financial assets	27,449	13,515	21,494
Term Deposits
Disclosure of Financial Assets [Line Items]
Financial assets	10,000	20,000	5,000
Derivative Financial Instruments Held at Fair Value
Disclosure of Financial Assets [Line Items]
Financial assets	1,492
Other Current Assets at Amortised Cost
Disclosure of Financial Assets [Line Items]
Financial assets		1	43
Non-current Financial Assets at Amortised Cost
Disclosure of Financial Assets [Line Items]
Financial assets	£ 303	£ 275	£ 275